Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation
Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,807,738	—	1,929,066	7,659,904
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	11,000	—	91,200	—	302,200
Mr. José Javier Echenique Landiríbar	—	200,000	23,000	—	113,600	—	336,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,640,000	—	1,620,563	5,860,563
Mr. Juan Ignacio Cirac Sasturain	—	120,000	21,000	—	22,400	—	163,400
Mr. Peter Erskine	—	120,000	23,000	—	113,600	—	256,600
Ms. Carmen García de Andrés	—	120,000	21,000	—	22,400	—	163,400
Ms. María Luisa García Blanco	—	120,000	23,000	—	22,400	—	165,400
Mr. Peter Löscher	—	120,000	22,000	—	108,800	—	250,800
Ms. Verónica Pascual Boé	—	120,000	10,000	—	11,200	—	141,200
Mr. Francisco Javier de Paz Mancho	—	120,000	32,000	—	124,800	—	276,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola[7]	—	30,000	2,000	—	2,800	—	34,800
Ms. Claudia Sender Ramírez	—	120,000	19,000	—	20,700	—	159,700
1. Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3. Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2021 and paid in the year 2022. In reference to the bonus corresponding to 2020, which was paid in 2021, Executive Board Member Mr José María Álvarez-Pallete López received 3,111,960 euros and Executive Board Member Mr Ángel Vilá Boix received 2,157,600 euros.
5. Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A. It also includes the amount received as extraordinary variable remuneration, approved by the Board of Directors at the proposal of the Nominating, Compensation and Corporate Governance Committee for the Executive Chairman and the Chief Executive Officer of the Company, in recognition of their efforts and special dedication in relation to the achievement of certain strategic milestones and the execution of certain corporate operations of singular relevance. By virtue of the aforementioned extraordinary variable remuneration, the Executive Chairman, Mr. José María Álvarez-Pallete López, received 1,923,100 euros and the Chief Executive Officer, Mr. Ángel Vilá Boix, received 1,600,000 euros.
7. Ms María Rotondo Urcola was appointed Director of the Company on September 29, 2021, thus including the amounts received since that date.
Likewise, Ms Sabina Fluxà Thienemann, Mr Jordi Gual Solé and Mr Ignacio Moreno Martínez ceased to hold office as directors on September 29, 2021 (Ms Fluxà) and December 15, 2021 (Mr Gual and Mr Moreno), and the remuneration accrued and/or received by them in 2021 until the aforementioned dates is shown below.

(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Ms. Sabina Fluxà Thienemann	—	90,000	—	—	—	—	90,000
Mr. Jordi Gual Solé	—	120,000	22,000	—	22,400	—	164,400
Mr. Ignacio Moreno Martínez	—	120,000	31,000	—	44,800	—	195,800

1 to 6: The definitions of these concepts are included in the table above.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	107,026	—	—	—	51,041	158,067
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. Peter Erskine	—	63,333	—	—	—		63,333
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	51,041	51,041
Mr. Peter Löscher	—	100,000	—	—	—	—	100,000
Ms. Verónica Pascual Boé	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	205,593	—	—	—	88,960	294,553
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola[7]	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	37,919	37,919
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. 6. Also included are the amounts received for membership of the Advisory Boards of Telefónica España and Telefónica Hispanoamérica, constituted in May 2021.
7. Ms María Rotondo Urcola was appointed Director of the Company on September 29, 2021.
Likewise, Ms Sabina Fluxà Thienemann, Mr Jordi Gual Solé and Mr Ignacio Moreno Martínez did not accrue and/or receive any remuneration in 2021 for the aforementioned items.

Additionally, as mentioned in the Remuneration Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2021 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):

LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2021
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Executive Social Welfare Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	8,000	540,968	124,117
Mr. Ángel Vilá Boix	8,000	487,840	64,160
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 and 2021, applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros (after the merger through absorption of Seguros de Vida y Pensiones Antares, S.A.U. by Plus Ultra), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
The 2021 amounts for life insurance premiums were as follows:
LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	30,903
Mr. Ángel Vilá Boix	24,234
REMUNERATION PLANS BASED ON SHARES
As regards to remuneration plans based on shares (exclusively involving Executive Directors), the following long-term variable remuneration plans were in existence during the year 2021:

The so-called Performance Share Plan ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018.

The target measurement period for the First Cycle started on January 1, 2018 and ended on December 31, 2020, resulting in a weighted payout ratio of 50%. Notwithstanding the foregoing, the Executive Chairman stated to the Nominating, Compensation and Corporate Governance Committee, at its meeting of February 23, 2021, that he considered it appropriate to propose his waiver of the incentive, as a gesture of responsibility towards the company, customers, shareholders and employees of Telefónica, as well as a measure of prudence following the economic effects derived from COVID-19. The CEO expressed the same view. The resignation was accepted by the Board of Directors.
The target measurement period of the Second Cycle started on January 1, 2019 and ended on December 31, 2021.

This cycle had a maximum of 815,000 shares allocated on January 1, 2019, to the executive Directors, with a unit fair value of 6.1436 euros per share for FCF ("Free Cash Flow") and 4.4394 euros for TSR ("Total Shareholder Return"). At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of Total Shareholder Return for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.
With respect to Free Cash Flow objective, considering the partial fulfillment of 2019, 2020 and 2021, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Thus, at the end of the Plan's second cycle, Executive Directors are entitled to receive 234,000 gross shares in the case of the Executive Chairman, Mr. José María Álvarez-Pallete López, and 173,500 gross shares in the case of the Chief Operating Officer (C.O.O.) Mr Ángel Vilá Boix.
The period of measurement of objectives of the third and last cycle began on January 1, 2020 and will end on December 31, 2022. In case of fulfillment of the objectives, the delivery of the shares will take place in the year 2023.
It is hereby stated in following the maximum number of shares assigned to be delivered if maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") targets set for the third cycle of the Plan. It is noted that the maximum number of shares allocated for the third cycle represents a 50% decrease in the economic value of the allocation compared to the first and second cycle of the Plan:
PSP - Third Cycle / 2020-2023 (shares allocated in July 2020)

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	267,000
Mr. Ángel Vilá Boix	198,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

In any case, herewith it is stated that no shares have been delivered to the Executive Directors under the third cycle of the PSP and that the above table only reflect the potentially deliverable number of shares, without this in any way implying all or part thereof will be effectively delivered.
Indeed, the number of Telefónica, S.A. shares that, always within the established maximum, could be delivered, where appropriate, to the participants is conditioned and determined by the established goals: 50% of the compliance with the targets set out for Total Shareholder Return ("TSR") on Telefónica, S.A. shares and 50% of the Free Cash Flow (the "FCF") of the Telefónica Group.
To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the evolution of the TSR of Telefónica, S.A. shares will be measured during the period of the duration of each three-year cycle in relation to the TSR experienced by certain companies belonging to the telecommunications sector, weighted according to their relevance for Telefónica, S.A., which for the purposes of the Plan will constitute the comparison group (hereinafter the "Comparison Group"). The companies included in the comparison group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Koninklijke KPN, Millicom, Swisscom, Telenor, TeliaSonera, and Tim Participações. It is hereby stated that Tim Participações has been replaced by TIM Brasil Serviços e Participações S.A. following its integration into that entity.

With regard to compliance with the TSR target, the Plan foresees that the number of shares to be delivered in relation to the fulfillment of this objective will range between 15% of the number of theoretical shares assigned, in the event that the evolution of the TSR of the Telefónica, S.A. share is found within, at least, the mean of the Comparison Group, and 50% in the case that the evolution is placed in the third quartile or higher of the comparison group, by calculating the percentage by interpolation for cases which are situated between the mean and the third quartile.
To determine completion of the FCF target and calculate the specific number of shares to be delivered under this concept, the level of FCF generated by the Telefónica Group during each year of the cycle will be measured against the value set in the budgets approved by the Board of Directors for each financial year.

In relation to the FCF, for each cycle, the company's Board of Directors, following a favorable report from the Nominating, Compensation and Corporate Governance Committee, determines a scale of achievement that includes a minimum threshold of 90% compliance, below which an incentive is not paid and whose compliance will require the delivery of 25% of the assigned theoretical shares, and a maximum level of 100% compliance, which will involve the delivery of 50% of the assigned theoretical shares.

At least 25% of the shares are delivered under the Plan to the Executive Directors and other participants determined by the Board of Directors shall be subject to a one-year retention.

On the other hand, the denominated Performance Share Plan (PSP), consisting of three cycles (2021-2024; 2022- 2025; 2023-2026), approved by the Ordinary General Meeting of Shareholders held on April 23, 2021, was also in force during the financial year 2021.

The target measurement period of the First Cycle started on January 1, 2021 and will end on December 31, 2023. If the targets are met, the shares will be delivered in 2024.

The maximum number of allocated shares to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralisation targets set for the first cycle of the Plan is shown below.
PSP - First Cycle / 2021-2024

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,094,000
Mr. Ángel Vilá Boix	819,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

In any case, it is noted that no shares have been delivered to Executive Directors under the first cycle of the PSP and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.

Indeed, the number of Telefónica, S.A. shares, which, within the established maximum, could be delivered, as the case may be, to the Participants, is conditioned and is determined based on the fulfilment of the established objectives: by 50% of the fulfilment of the Total Shareholder Return objective (the TSR) of the Telefónica, S.A. share, by 40% of the generation of Free Cash Flow of the Telefónica Group (the FCF), and by 10% of the Neutralization of CO2 Emissions, in line with the objective marked by the company to reach zero net emissions in the year 2025.

To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the performance of the TSR on Telefónica, S.A.'s shares will be measured during the measurement period of each three-year cycle, in relation to the TSRs experienced by certain companies in the telecommunications sector, weighted according to their relevance to Telefónica, S.A., which for purposes of the Plan will constitute a comparison group (hereinafter the "Comparison Group"). The companies included in the Comparison Group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Koninklijke KPN, Millicom, Swisscom, Telenor, TeliaSonera, TIM Brasil, and Liberty Global.

With regard to complying with the TSR objective, the Plan will foresee that the number of shares to be delivered associated with meeting this objective will range from 15% of the number of theoretical shares assigned, assuming that the TSR performance of Telefónica, S.A. shares is at least the median of the comparison group, to 50% if the performance is in the third quartile or above in the comparison group, with the percentage calculated by linear interpolation for cases falling between the median and third quartile.
In order to determine the compliance with the FCF objective and calculate the specific number of shares to be delivered for this concept, the FCF level generated by the Telefónica Group during each year will be measured and compared to the value set in the budgets approved by the Board of Directors for each financial year.

With regard to the FCF, for each cycle, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determines a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 20% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 40% of the theoretical shares assigned.

To determine compliance with the CO2 Emissions Neutralisation target and calculate the specific number of shares to be delivered for this item, the level of CO2 emissions neutralisation achieved at the end of the cycle will be measured, with the incentive being paid upon reaching a certain level of scope 1 + 2 emissions reduction, in line with the 1.5°C scenario of the Paris Agreement (SBTi) and with the target set by the Company of zero net emissions by 2025 in its main markets for scopes 1 + 2.

The level of direct and indirect CO2 emissions from our daily activity shall be calculated according to the following:

CO2 Emission = Activity x Emission Factor, where:
- Activity: Amount of energy, fuel, gas, etc. consumed by the Company.
- Emission Factor: Amount of CO2 emitted to the atmosphere by the consumption of each unit of activity.

The emission factor provided by official sources (European Union, Ministries, CNMC, etc.) is used for electricity and the GHG Protocol emission factors are used for fuels.

At the beginning of the cycle, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determines a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 5% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 10% of the theoretical shares assigned. In addition, a minimum level of emission reductions of Scope 1 + 2, in line with the 1.5°C scenario of the Paris Agreement (SBTi), will need to be achieved for the incentive to be paid.

In any case, 100% of the shares delivered under the Plan to the Executive Directors and other Participants as determined by the Board of Directors shall be subject to a two-year holding period.

In addition, in accordance with the provisions of the Remuneration Policy for Directors of Telefónica, SA, the Executive Directors must maintain (directly or indirectly) a number of shares (including those delivered as remuneration) equivalent to two years of their Gross Fixed Remuneration, as long as they continue to belong to the Board of Directors and perform executive functions. Until such time as this requirement is met, the holding period for any shares delivered under the Plan to Executive Directors will be three years.
On the other hand, in July 2021, the Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees ("Global Plan"), approved at the 2018 General Shareholders' Meeting, came to an end. As a token of their commitment to the Company and in order to encourage other employees to participate in the Global Plan, the Executive Directors contributed the maximum permitted under the Plan of 1,800 euros.

In relation to this Plan, each of the Executive Directors has received 167 additional shares (equivalent to one additional share for every two shares acquired), having fulfilled the condition of permanence and maintenance (one year after the end of the purchase period, i.e. until July 31, 2021).

In addition, it should be noted that the external directors of the company do not perceive nor have perceived remuneration during the year 2021 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.

Furthermore, the company does not grant nor has granted during the year 2021, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.
Remuneration of the Company’s Senior Management
As for the Directors who made up the Senior Management[1] of the company in the year 2021, excluding those who form an integral part of the Board of Directors, have accrued a total amount of 6,891,990 euros during the 2021 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2021 to the Social Security Plan described in the "Income and expenditure" note with regard to these directors increased to 921,546 euros; the contributions corresponding to the Pension Plan increased to 63,027 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 104,313 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 100,233 euros.
On the other hand, regarding share-based remuneration plans, during the year 2021, there were in force the following long-term variable remuneration plans:
The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018.
The period of measurement of objectives of the first cycle began on January 1, 2018 and concluded on December 31, 2020, resulting in a weighted payment coefficient of 50%.Consequently, the number of shares corresponding to the first cycle (2018-2021) of the Performance Share Plan that were delivered in the 2021 financial year to the Company's Senior Executives amounted to 220,085.
The target measurement period of the Second Cycle started on January 1, 2019 and ended on December 31, 2021. This cycle had a maximum of 512,491 shares allocated on January 1, 2019 to the group of directors forming part of the company's Senior Management, with a unit fair value of 6.1436 euros per share for FCF and 4.4394 euros for TSR. At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of TSR for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.
With respect to Free Cash Flow objective, considering the partial fulfillment of 2019, 2020 and 2021, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Thus, at the end of the Second Cycle (2019-2022) of the Performance Share Plan, the Company's Senior Executives are entitled to receive 256,246 gross shares.
The measurement period of the third and last cycle objectives began on January 1, 2020 and will conclude on December 31, 2022. The maximum number of shares assigned to be delivered in 2023 in the event of maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") target, set for the third cycle (2020-2023) to the group of Directors part of the Company's Senior Management was 316,762.
On the other hand, the Performance Share Plan (PSP), consisting of three cycles (2021-2024; 2022-2025; 2023- 2026), approved by the Ordinary General Meeting of Shareholders held on April 23, 2021, was also in force during the financial year 2021.
The target measurement period of the First Cycle started on January 1, 2021 and will end on December 31, 2023. The maximum number of shares allocated to be delivered in 2023 in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralisation targets set for the First Cycle (2021-2024) for all the Company's Senior Executives was 1,333,081.
On the other hand, in July 2021, the Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees ("Global Plan"), approved at the 2018 General Shareholders' Meeting, came to an end. In relation to this Plan, Senior Executives have received a total of 756 additional shares (equivalent to one additional share for every two shares purchased), as they have fulfilled the condition of permanence and maintenance (one year after the end of the purchase period, i.e. until July 31, 2021).
1For these purposes, Senior Management is understood to be those persons who perform, de jure or de facto, senior management functions reporting directly to the Board of Directors or Executive Committees or Managing Directors of the Company, including, in all cases, the person responsible for Internal Audit.